REAL ESTATE INVESTMENTS - Real Estate Impairment Charges (FY) (Details) - USD ($)		3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Impairment of real estate investment properties		$ (0)	$ 761,100	$ (0)	$ 349,457	$ 9,157,068	$ (0)	$ 9,506,525	$ 10,267,625	$ 0
Dana | Industrial
Real Estate [Line Items]
Impairment of real estate investment properties								2,184,395	2,184,395
24 Hour Fitness | Retail
Real Estate [Line Items]
Impairment of real estate investment properties						$ 5,664,517			5,664,517
Dinan Cars | Industrial
Real Estate [Line Items]
Impairment of real estate investment properties								1,308,156	1,308,156
Rite Aid | Industrial
Real Estate [Line Items]
Impairment of real estate investment properties								$ 349,457
Rite Aid | Retail
Real Estate [Line Items]
Impairment of real estate investment properties					$ 349,457				349,457
Harley Davidson | Retail
Real Estate [Line Items]
Impairment of real estate investment properties	$ 632,233								632,233
Chevron Gas Station, San Jose | Retail
Real Estate [Line Items]
Impairment of real estate investment properties									$ 128,867